INCOME TAX EXPENSE (Details Narrative) - SGD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets valuation allowance	$ 156,000	$ 23,000
Deferred tax assets other loss carryforwards	918,000	138,000
Deferred tax assets gross	$ 156,000	23,000
UNITED ARAB EMIRATES
Corporate income tax rate	9.00%
Operating loss	$ 160,000
Deferred tax assets valuation allowance	$ 160,000